Share-based payment (Narrative) (Details)					1 Months Ended	12 Months Ended
	Mar. 04, 2025 shares	Feb. 26, 2024 shares	Feb. 17, 2023 shares	Mar. 08, 2022 shares	Dec. 31, 2022 installment shares	Dec. 31, 2024 shares installment item	Dec. 31, 2022 installment shares	Dec. 31, 2020 instrument	Dec. 31, 2018 shares	Mar. 25, 2025 shares	Mar. 05, 2025 shares	Dec. 31, 2023 shares	Jan. 25, 2023 shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement | instrument								800,000
Performance conditions established in the program and approved			152,030
Number of share options granted in share-based payment arrangement						660,316
Number of shares issued						51,247,287						55,327,520
Description of maximum term of options granted for share-based payment arrangement									10-year
Employee Benefit Trust [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period					3 years
Employee Benefit Trust [Member] | Time Based Restricted Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award					30.00%
Number of installments | installment					3		3
Employee Benefit Trust [Member] | Absolute Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award					40.00%
Employee Benefit Trust [Member] | Ifrs Performance Shares [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period					3 years
Percentage of vesting award					30.00%
Long-Term Incentive Program Oriented to Senior Management [Member]
Disclosure Of Share-based Payment [Line Items]
Number of shares authorized				215,000
Long-Term Incentive Program Oriented to Senior Management [Member] | Share Based Payment Arrangement
Disclosure Of Share-based Payment [Line Items]
Number of shares authorized											200,000
Vesting period	3 years			3 years
Long-Term Incentive Program Oriented to Senior Management [Member] | Time Based Restricted Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award						20.00%
Number of installments | installment						3
Number of anniversaries of grant date | item						3
Long-Term Incentive Program Oriented to Senior Management [Member] | Relative Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period						3 years
Percentage of vesting award						35.00%
Long-Term Incentive Program Oriented to Senior Management [Member] | Absolute Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period						3 years
Percentage of vesting award						45.00%
LTIP for executives
Disclosure Of Share-based Payment [Line Items]
Number of share options granted in share-based payment arrangement						351,971
Number of shares issued		86,602								93,326			246,110
Number of shares authorized		351,971	197,197		571,984		571,984
Vesting period							3 years
LTIP for executives | Share Based Payment Arrangement
Disclosure Of Share-based Payment [Line Items]
Number of shares authorized	287,656
Vesting period	3 years	3 years	3 years
Maximum
Disclosure Of Share-based Payment [Line Items]
Number of shares issued									5,000,000